Memorandum items - Schedule of off-balance sheet funds managed by the entity and joint ventures (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	€ 257,432	€ 230,485	€ 209,737
Investment funds
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	197,346	178,840	165,174
Pension funds
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	16,112	15,646	14,831
Assets under management
Disclosure of unconsolidated structured entities [line items]
Off-balance sheet assets managed by the entity and by joint ventures	€ 43,974	€ 35,999	€ 29,732